CONCENTRATION OF CREDIT RISK (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Accounts receivable	$ 1,613,118		$ 1,613,118		$ 748,580	$ 624,593
Revenues	6,411,605	3,855,568	18,958,196	16,844,097	21,352,691	15,982,097
Customer A [Member]
Revenue, Major Customer [Line Items]
Accounts receivable	321,075		321,075		172,210	114,525
Revenues	1,190,414
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues		$ 635,535		$ 4,093,086	$ 4,301,339